Stock-Based Compensation (Details) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Equity units shares (in Shares)			7,950,951				4,589,977
Business combination shares (in Shares)			279,464				279,464
Outstanding options shares (in Shares)							3,970,266
Continuous service percentage			25.00%				25.00%
Stock-based compensation expense							$ 784,320	$ 425,580
Unrecognized compensation			$ 1,282,580				$ 1,422,492
Remaining weighted average period			2 years 5 months 1 day				2 years 6 months 21 days
Conversion ratio			14.2069				14.2069
Intrinsic value of outstanding			$ 54,687	$ 0			$ 0	42,944
Intrinsic value of outstanding			3,837,080	2,607,385			6,554,541	2,992,895
Intrinsic value of exercisable			2,778,152	1,735,720			4,278,240	1,678,662
Proceeds from option exercises			59,190					35,200
Tax benefit realized from stock-based compensation			$ 11,859	0			$ 16,410	0
Remaining weighted average contractual life			5 years 10 months 9 days				7 years
Vested percentage			50.00%				50.00%
Weighted average remaining life			1 year 3 months 25 days				1 year 7 months 6 days
Converted shares (in Shares)			3,970,266
Omni bus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense							$ 784,530	425,580
Restricted Stock Unit [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense							$ 959,367
Weighted average remaining life							2 years 14 days
Future expense							$ 8,108,603
2015 Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Converted shares (in Shares)			3,472,129
Omnibus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 139,912	206,059
Stock Option Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Proceeds from option exercises			$ 59,178	$ 0
Minimum [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage							0.00%
PRSU earned Percentage							0.00%
Maximum [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage							150.00%
PRSU earned Percentage							150.00%
One Year Anniversary [Member]
Stock-Based Compensation (Details) [Line Items]
Vested percentage			50.00%				50.00%
Two Year Anniversary [Member]
Stock-Based Compensation (Details) [Line Items]
Vested percentage			50.00%				50.00%
Stock Option [Member]
Stock-Based Compensation (Details) [Line Items]
Proceeds from option exercises							$ 0	$ 35,200
Forecast [Member]
Stock-Based Compensation (Details) [Line Items]
PRSU earned Percentage	50.00%	50.00%
PRSU earned Percentage					50.00%	50.00%
Performance based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense							$ 858,278
Vested percentage							50.00%
Granted shares (in Shares)							1,214,580
Future expense							$ 4,886,686
Performance based Restricted Stock Units [Member] | Restricted Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense							858,278
Performance based Restricted Stock Units [Member] | Restricted Stock Unit [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense							2,601,965
Performance-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 619,436
Vested percentage			51.00%
Future expense			$ 2,028,739
Granted shares (in Shares)			1,214,580
Performance-based Restricted Stock Units [Member] | Restricted Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 42,914
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense			$ 1,032,037
Weighted average remaining life			1 year 9 months 18 days
Future expense			$ 7,180,050
Restricted Stock Units (RSUs) [Member] | Performance-based Restricted Stock Units [Member]
Stock-Based Compensation (Details) [Line Items]
Stock-based compensation expense							$ 1,214,863